THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022



                    Supplement dated January 31, 2007 to the
                         Prospectus dated April 28, 2006



THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.



         Effective immediately, Vincent E. Gallagher has resigned as co-portfolio manager of the Needham Growth Fund and as portfolio manager of the Needham Small Cap Growth Fund. Needham Asset Management, LLC is conducting a search to add to its portfolio management team. James K. Kloppenburg, the co-portfolio manager of the Needham Growth Fund, will be the Needham Growth Fund's sole portfolio manager. Mr. Kloppenberg will also be the portfolio manager for the Needham Small Cap Growth Fund.

         All references in the Prospectus as to the portfolio managers of The Needham Funds, Inc. shall be deemed amended to reflect the foregoing changes.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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                             THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022



                    Supplement dated January 31, 2007 to the
            Statement of Additional Information dated April 28, 2006



THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.



         Effective immediately, Vincent E. Gallagher has resigned as co-portfolio manager of the Needham Growth Fund, as portfolio manager of the Needham Small Cap Growth Fund and as an officer of The Needham Funds, Inc. Needham Asset Management, LLC is conducting a search to add to its portfolio management team. James K. Kloppenburg, the co-portfolio manager of the Needham Growth Fund, will be the Needham Growth Fund's sole portfolio manager. Mr. Kloppenberg will also be the portfolio manager for the Needham Small Cap Growth Fund.

         All references in the Statement of Additional Information as to the portfolio managers of The Needham Funds, Inc. shall be deemed amended to reflect the foregoing changes.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.